Borrowings - Disclosure of Interest Bearing Borrowings (Details) R in Millions, $ in Millions		12 Months Ended
	Jul. 02, 2026 USD ($)	Jun. 30, 2026 ZAR (R)	Jun. 30, 2025 ZAR (R)	Jun. 30, 2024 ZAR (R)	Oct. 24, 2025 ZAR (R)
Non-current borrowings
Balance at beginning of year		R 1,894	R 1,785
Translation		888	46	R 83
Non-current portion of non-current borrowings		0	(1,894)	(1,785)
Current borrowings
Balance at beginning of year		59	9
Interest accrued		1,034	266	426
Current borrowings and current portion of non-current borrowings		(9,476)	(59)	(9)
Borrowings Bearing Interest		9,476	1,953
Undrawn committed borrowing facilities		25,009	30,005	9,300
US$400 million facility - Sustainability Linked
Non-current borrowings
Balance at beginning of year		1,770	1,785
Draw down		3,309	0
Amortization Of Debt Issue Costs		(19)	(29)
Transferred to current liabilities		(4,917)	0
Translation		(167)	(44)
Payments for debt issue costs		(14)	0
Non-current portion of non-current borrowings		0	(1,770)	(1,785)
Current borrowings
Balance at beginning of year		7	9
Interest accrued		207	138
Transferred from non-current liabilities		4,917	0
Translation		(1)	(2)
Current borrowings and current portion of non-current borrowings		(4,965)	(7)	(9)
Interest Paid on Current Borrowings		165	138
Payments for debt issue costs		(14)	0
Amortisation of issue costs		19	29
R1.5 billion facility - Green Term Loan
Non-current borrowings
Balance at beginning of year		124	0
Draw down		0	226
Repayments		(176)	(50)
Amortization Of Debt Issue Costs		(2)	(1)
Reclassification from prepayments		0	(3)
Transferred to current liabilities		50	(50)
Non-current portion of non-current borrowings		0	(124)	0
Current borrowings
Balance at beginning of year		52	0
Interest accrued		14	12
Transferred from non-current liabilities		(50)	50
Current borrowings and current portion of non-current borrowings		0	(52)	0
Interest Paid on Current Borrowings		16	10
Amortisation of issue costs		2	1
US1.25 billion facility - Bridge Facility
Non-current borrowings
Amortization Of Debt Issue Costs		(253)	0
Payments for debt issue costs		(253)	0
Current borrowings
Balance at beginning of year		0	0
Interest accrued		458	0
Interest paid	$ (275)	(10,008)	0
Translation		(705)	0
Current borrowings and current portion of non-current borrowings		(4,511)	0	0
Interest Paid on Current Borrowings		455	0
Proceeds from current borrowings		15,221	0
Payments for debt issue costs		(253)	0
Amortisation of issue costs		253	0
Senior Syndicated Facility
Current borrowings
Balance at beginning of year		0	0
Interest accrued		2	0
Interest paid		(3,809)	0
Translation		(27)	0
Current borrowings and current portion of non-current borrowings		0	0	R 0
Borrowings recognised as of acquisition date					R 3,858
Interest Paid on Current Borrowings		(24)	0
Current
Current borrowings
Balance at beginning of year		59
Current borrowings and current portion of non-current borrowings		(9,476)	(59)
Undrawn committed borrowing facilities		4,139	22,181
Between one to two years
Non-current borrowings
Balance at beginning of year		1,820
Non-current portion of non-current borrowings		0	(1,820)
Due between two to three years
Non-current borrowings
Balance at beginning of year		50
Non-current portion of non-current borrowings		0	(50)
Between three to four years
Non-current borrowings
Balance at beginning of year		24
Non-current portion of non-current borrowings		0	(24)
Expiring after one year (b)
Current borrowings
Undrawn committed borrowing facilities		R 20,870	R 7,824